Note 6 - Other (Income) Expense	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Other Income and Other Expense Disclosure [Text Block]
6.
        Other (income) expense

	2019	2018

Gain on disposal of business	$(6,082)	$-
Other (income) expense	67	(254)
	$(6,015)	$(254)

During the
second
quarter, the Company completed the divestiture of
two
non-core businesses. The Company sold its national accounts commercial painting operations for cash consideration of
$3,386
and notes receivable of
$2,800.
The pre-tax gain on disposal was
$1,406.
The Company also completed the sale of its Florida and Arizona-based landscaping operations for cash consideration of
$9,644
(net of cash disposed of
$600
). The pre-tax gain on disposal was
$4,676.